Summary of Significant Accounting Policies - Schedule of Acquired Amortizable Intangible Assets Amortized Over Estimated Useful Lives of Assets (Details)	12 Months Ended
Apr. 30, 2019
Trade Names
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of assets	4 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of assets	4 years
Developed Technology | Minimum
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of assets	4 years
Developed Technology | Maximum
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of assets	5 years